Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Financial Instruments
8.	Financial Instruments
The carrying value of trade receivables, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and pricing. In addition the Partnership's lenders impose an additional cost if their borrowing rate exceeds effective interest rate (LIBOR) as stated in the Partnership's loan agreements. We believe the terms of our loans are similar to those that could be procured as of June 30, 2012. Interest rate swaps are recorded at fair value in the unaudited condensed consolidated balance sheets.

Derivative Instruments
The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and the tenth was closed out upon the sale of the M/T Attikos and M/T Aristofanis. During the six month period ended June 30, 2012, the Partnership closed out one interest rate swap agreements in full and one partially under its $350,000 credit facility. As of June 30, 2012, the Partnership has swapped the amount $59,084. All derivatives are carried at fair value on the unaudited condensed consolidated balance sheets at each period end. Balances as of June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012		December 31, 2011
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(1,389)	$(1,389)	$(8,255)	$(8,255)
Long-term liabilities	$—	$—	$(4,422)	$(4,422)

Total	$(1,389)	$(1,389)	$(12,677)	$(12,677)
Tabular disclosure of financial instruments is as follows:

Liability derivatives
Balance sheet location	As of June 30, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$—	$4,422
Financial instruments short-term liabilities.	$296	839

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$1,093	7,416

Total Derivatives	$1,389	$12,677

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the unaudited condensed consolidated statements of comprehensive income and the amounts remaining in OCI for the six months period ended June 30, 2012 and 2011 respectively:

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)		Amount of Gain Remaining in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Recognized in income (ineffective portion	Amount of Gain/ (Loss) recognized in income
	2012	2011		2012	2011	2012	2011		2012	2011
Interest rate swaps	(1,857)	(2,163)	Interest expense and finance cost	(11,697)	(10,791)	9,840	8,628	Gain on interest rate swap agreement	1,447	—

The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.
The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—

June 30, 2012	$(1,389)	—	$(1,389)	—

Following the partial repayment of the Partnership's credit facilities in May 2012 (Note 7), the sale of the M/T Attikos and M/TAristofanis (Note 5) resulting the termination of the swap agreement equals to $20,500 and the termination of nine interest rate swap agreements in June 2012, the Partnership's interest rate swap agreements were reduced to three. As of June 30, 2012 the interest rate swap agreements as presented in the table below qualify as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive income/(loss).

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	296
Since, May 23, 2012 one interest rate swap of the Partnership does not qualify as cash flow hedge any longer and is presented to the table below. As a result the amount of $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of May 23, 2011, is attributable to ineffective hedges and is being amortized over their respective remaining term up to its maturity date (March 28, 2013) and is being recognized in the Partnership's consolidated statements of comprehensive income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	43
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	1,050

Total derivative instruments fair value							1,093

For the six month period ended June 30, 2012 the Partnership recorded an expense of $13 from the above amortization.
For the six month period ended June 30, 2012, the Partnership recorded a gain of $8,075 as a result from the change in the fair value of derivatives that did not qualify for cash flow hedge accounting. The net result of the accumulated OCL amortization and the change of the fair value of the nine swap agreements of $1,447 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2012.